Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Production equipment [Member]
Disclosure of geographical areas [line items]
Useful life	5 years
Office equipment and EDP [member]
Disclosure of geographical areas [line items]
Useful life	3 years
Leasehold improvements [member]
Disclosure of geographical areas [line items]
Useful life	5 years